Share Based Compensation and Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Option, Activity
A summary of outstanding stock option grants and related transactions follows:

	Number of Shares	Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value
				(In thousands)
Outstanding at January 1, 2023	40,307	$8.32
Granted	—
Exercised	(28,583)	6.92
Forfeited	—
Expired	—
Outstanding at December 31, 2023	11,724	$11.73	2.16	$168

Vested and expected to vest at December 31, 2023	11,724	$11.73	2.16	$168
Exercisable at December 31, 2023	11,724	$11.73	2.16	$168

Schedule of Nonvested Restricted Stock Units Activity
A summary of outstanding non-vested stock and related transactions follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2023	246,136	$22.82
Granted	103,636	22.84
Vested	(61,902)	22.31
Forfeited	(18,637)	23.02
Outstanding at December 31, 2023	269,233	$22.93

Cash Proceeds and Tax Benefit from share-Based Payment Awards Exercised
Certain information regarding options exercised during the periods ending December 31 follows:

	2023	2022	2021
	(In thousands)
Intrinsic value	$352	$761	$752
Cash proceeds received	$198	$131	$117
Tax benefit realized	$74	$160	$158